Income Taxes - Schedule of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Current
U.S. federal			$ 5.7	$ 2.4	$ 10.9	$ 2.0	$ (5.2)
State and local			1.7	1.1	3.8	4.2	3.1
Current income tax provision (benefit)					14.7	6.2	(2.1)
Deferred
U.S. federal					3.2	(0.4)	(0.8)
State and local					1.0	0.3	(1.0)
Deferred income tax provision (benefit)			1.6	2.1	4.2	(0.1)	(1.8)
Income tax provision (benefit)	$ 2.1	$ 3.3	$ 7.0	$ 5.6	$ 18.9	$ 6.1	$ (3.9)